                                 SCHWABFUNDS(R)

                                     SCHWAB
                                   ONESOURCE
                                   PORTFOLIOS


                              - GROWTH ALLOCATION
                             - BALANCED ALLOCATION
                                - INTERNATIONAL




Semi-Annual Report
April 30, 1997

Dear Shareholder,

[Photo of    With the support of investors like you, SchwabFunds(R) continues to
 Charles     be among the largest and fastest-growing mutual fund complexes in
 R.Schwab]   the nation. Charles Schwab Investment Management, Inc. (CSIM)
             manages over $47 billion in assets for more than 2.5 million
             SchwabFunds shareholders. Today, CSIM offers investors 30 funds spanning a spectrum of financial markets and investing styles.
             You'll find in-depth information on the performance of your SchwabFunds investment in the following pages.


LONG-TERM INVESTMENT STRATEGIES

When it comes to investing, patience is a virtue. Given the recent market volatility, it is important to maintain the discipline to adhere to your asset allocation plan and to ensure you have a diversified investment portfolio. We created the SchwabFunds Family to offer time-tested strategies for long-term investing -- Indexing, Asset Allocation, Quantitative Models and Fund-of-Funds -- and to provide investors with easy, cost-efficient options to help achieve portfolio diversification. Furthermore, the tax-efficient strategy employed by our index funds can help you retain more of what your investments earn.


COMMITMENT TO VALUE

In our ongoing commitment to provide cost-efficient ways for you to invest, we recently reduced the operating expense ratios and introduced a new class of shares -- Select Shares -- for each of our four index funds. Select Shares have among the lowest fund expenses in the industry and offer investors even greater savings through significantly lower expense ratios.


EXPANDING CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at www.schwab.com/funds. There you'll find a wealth of online information on SchwabFunds as well as other resources available at Schwab. You can also access mutual fund performance data, chart daily net asset values, request a free fund prospectus, trade funds and more -- all from the comfort of your home or office, 24 hours a day. Continuing our efforts to provide you with up-to-date, useful information, we have recently added monthly portfolio manager commentaries on selected SchwabFunds to our Web site. In these commentaries, our expert portfolio managers offer insights into market trends and the effects of those trends on fund performance.

Thank you for placing your trust in SchwabFunds. We will continue to explore new strategies to help meet your investment needs and to provide you with timely information on SchwabFunds.


                                    /s/ Charles R. Schwab
                                    ---------------------
                                        Charles R. Schwab

                                                KEEP YOUR
                                                MONEY WORKING
                                                HARDER!
                                                ----------------------------
                                                USE THIS ENVELOPE TO EASILY
                                                ADD TO YOUR SCHWAB FUNDS.
CHARLES SCHWAB

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWABFUNDS(R) INVESTMENT.

Now, you can add to your account by using this convenient Schwab investment
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DON'T DELAY. USE THIS CONVENIENT INVESTMENT ENVELOPE AND SEND YOUR CHECK TODAY!

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________________________________________________________________________________
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[ ] Check here if you would like more investment coupons for future use.

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                             __________-__________
                             SCHWAB ACCOUNT NUMBER

Please indicate to which SchwabFund your investment should go:

[ ] Schwab S&P 500 Fund
[ ] Schwab Small-Cap Index Fund(R)
[ ] Schwab International Index Fund(R)
[ ] Schwab Analytics Fund(TM)
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[ ] Schwab OneSource Portfolios - Growth Allocation
[ ] Schwab OneSource Portfolios - Balanced Allocation
[ ] Schwab Asset Director(R) - High Growth Fund
[ ] Schwab Asset Director(R) - Balanced Growth Fund
[ ] Schwab Asset Director(R) - Conservative Growth Fund

IF NO FUND IS INDICATED, YOUR INVESTMENT WILL GO INTO THE SWEEP ACCOUNT YOU'VE DESIGNATED.

*This envelope may not be used for initial investments. Subsequent investment minimum is $100.

(C) 1997 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE Printed on recycled paper. TF4794C(5/97) CRS 20061

(LIFT HERE FOR MORE INFORMATION)

CHARLES SCHWAB

JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWABFUNDS(R) ACCOUNT:

1. Fill out the Schwab investment coupon completely, including your name, account number, amount of your check and signature. Please use one coupon for each account.

2. Make your check payable to CHARLES SCHWAB & CO., INC., and enclose your check with the completed coupon in this postage-paid envelope.

3. Then just drop your SchwabFunds investment envelope in the mail today - and start putting your money to work. If you have any questions, don't hesitate to call 1-800-2 NO-LOAD.


This envelope is intended for shareholders who have already received a current SchwabFunds prospectus.

ATTN: Dept. AIP333-4                                       NO POSTAGE
                                                          NECESSARY IF
                                                         MAILED IN THE
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        CHARLES SCHWAB & CO INC
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        SAN FRANCISCO  CA 94120-9419

                                    CONTENTS
A Word from SchwabFunds(R) ..............................................      2
Fund Performance ........................................................      3
International Fund Summary ..............................................      4
Growth Allocation Fund Summary ..........................................      6
Balanced Allocation Fund Summary ........................................      8
Market Overview .........................................................     10
The Portfolio Management Team ...........................................     16
Questions to the Portfolio Management Team ..............................     17
Financial Statements and Notes ..........................................     24

A WORD FROM SCHWABFUNDS(R)

We would like to take this opportunity to welcome you as a shareholder of the Schwab OneSource Portfolios and are pleased to provide you with this semi-annual report for the fiscal period ended April 30, 1997. In this report, you will find performance statistics and other useful information for each of the three Schwab OneSource Portfolios -- INTERNATIONAL, GROWTH ALLOCATION and BALANCED ALLOCATION FUNDS.

The launch of the OneSource Portfolios at the end of 1996 was one of the most popular fund introductions last year. The Portfolios' combined assets have grown to $212 million, and the number of accounts is close to 25,000.

We're pleased that our investors realize that these Portfolios are a smart and easy way to participate in a variety of actively managed mutual funds through a single investment. These multi-family "funds of funds" span both the U.S. and international markets, investing in a mix of funds from some of today's most well-known fund families. Senior portfolio manager Cynthia Liu and her team are continually performing in-depth quantitative analysis on thousands of mutual funds, and discussing investment strategies and management styles with the underlying funds' managers.

For the OneSource Allocation Portfolios, the portfolio management team seeks to make the most of today's changing market conditions while providing broad diversification not only across asset classes but among different funds and investing styles. The OneSource International Portfolio invests in international equity funds that invest in countries with developed securities markets, and seeks to enhance its performance by strategically allocating a portion to investments in specific regions, countries or emerging markets.

Keeping you up-to-date on your investments is one of our top priorities. In addition to this semi-annual report, we also offer a wealth of information on our web site at www.schwab.com/funds. You can also access our shareholder information line at 1-888-9 NO LOAD (1-888-966-5623) to listen to monthly market commentaries and fund updates for the three OneSource Portfolios. We hope you enjoyed our newest publication, Market Views, which was designed to provide you with an inside look at the funds within the OneSource Portfolios and the views and opinions of their portfolio managers.

Thank you again for investing with us.

FUND PERFORMANCE

The first table below compares total returns for the OneSource Portfolios -- International, the MSCI EAFE Index 1, and the average international equity fund 2. The second table compares total returns for the OneSource Portfolios -- Growth and Balanced Allocation, the S&P 500(R) Index, the Lehman Brothers General U.S. Government Index, and the average asset allocation fund 3.

                                                        TOTAL RETURNS
                                                  Since inception (10/16/96)
                                              through 3/31/97    through 4/30/97
--------------------------------------------------------------------------------
ONESOURCE PORTFOLIOS -- INTERNATIONAL              5.58%              6.09%
--------------------------------------------------------------------------------

                               INDICES/BENCHMARKS
--------------------------------------------------------------------------------
MSCI EAFE Index 1                                 (0.62%)            (0.09%)
--------------------------------------------------------------------------------
Average international equity fund 2                4.74%              5.14%
--------------------------------------------------------------------------------

                                                        TOTAL RETURNS
                                                  Since inception (11/18/96)
ONESOURCE PORTFOLIOS --                       through 3/31/97    through 4/30/97
--------------------------------------------------------------------------------
GROWTH ALLOCATION                                  0.16%              2.29%
--------------------------------------------------------------------------------
BALANCED ALLOCATION                                0.18%              2.00%
--------------------------------------------------------------------------------

                               INDICES/BENCHMARKS
--------------------------------------------------------------------------------
S&P 500(R) Index                                     3.38%              9.55%
--------------------------------------------------------------------------------
Lehman Brothers General U.S. Gov't Index             0.09%              0.93%
--------------------------------------------------------------------------------
Average asset allocation fund 3                      1.91%              4.23%
--------------------------------------------------------------------------------


TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PERFORMANCE IS FOR A LIMITED PERIOD OF TIME, AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed that each Fund's total operating expenses will not exceed 0.50% through at least 2/28/99. Without fee waivers and guarantees, the total returns since inception for the period ended April 30, 1997, for the OneSource Portfolios -- International, Growth Allocation and Balanced Allocation would have been 5.69%, 1.97% and 1.59%, respectively. The total returns since inception for the OneSource Portfolios -- International, Growth Allocation and Balanced Allocation for the period ended March 31, 1997, would have been 5.25%, -0.10% and -0.16%, respectively. The cumulative total returns since inception for the OneSource Portfolios -- Growth Allocation Fund and the OneSource Portfolios -- Balanced Allocation Fund would have been 1.97%, and 1.59%, respectively. Indices are unmanaged, and unlike funds, do not reflect payment of advisory fees and other expenses associated with an investment in funds. Investors cannot, however, directly invest in an index.

1 The Morgan Stanley Capital International Europe, Australasia, Far East Index, MSCI EAFE(R) Index is an index of foreign stock prices of Europe, Australasia and the Far East exchanges. The total return is calculated in U.S. dollars.

2 Source: Morningstar, Inc. average for 428 international equity funds (load-adjusted).

3 Source: Morningstar, Inc. average for 194 asset allocation funds (load-adjusted).

ONESOURCE PORTFOLIOS -- INTERNATIONAL
SUMMARY 1

The OneSource Portfolios -- International offers broad international diversification with the convenience of a single investment. The Fund can be used to fulfill all or part of the international equity component of your asset allocation plans.

REGIONAL DIVERSIFICATION
================================================================================
REGION                                                     % OF FUND INVESTMENTS
--------------------------------------------------------------------------------
Developed Europe 2                                                  45.6%
--------------------------------------------------------------------------------
Developed Pacific 3                                                 26.8%
--------------------------------------------------------------------------------
Emerging Markets                                                    13.0%
--------------------------------------------------------------------------------
Other investments                                                   10.5%
--------------------------------------------------------------------------------
Canada                                                               1.6%
--------------------------------------------------------------------------------
Cash                                                                 1.5%
--------------------------------------------------------------------------------
United States                                                        1.0%
--------------------------------------------------------------------------------
TOTAL                                                              100.0%
--------------------------------------------------------------------------------


TOP FIVE COUNTRIES
================================================================================
COUNTRY                                                    % OF FUND INVESTMENTS
--------------------------------------------------------------------------------
Japan                                                               15.0%
--------------------------------------------------------------------------------
United Kingdom                                                      12.6%
--------------------------------------------------------------------------------
France                                                               6.5%
--------------------------------------------------------------------------------
Hong Kong                                                            4.9%
--------------------------------------------------------------------------------
Germany                                                              4.9%
--------------------------------------------------------------------------------
TOTAL                                                               43.9%
--------------------------------------------------------------------------------

1 This information represents the Fund's asset mix, diversification and holdings on April 30, 1997, and is not indicative of future holdings or diversification. A complete listing of the Fund's holdings, also as of April 30, 1997, can be found in the Statement of Net Assets section of this report. Unlike the Statement of Net Assets, information is shown here as a percentage of the Fund's investments, not as a percentage of the Fund's net assets.

2 Developed Europe includes the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

3 Developed Pacific includes the following countries: Australia, Hong Kong, Indonesia, Japan, Malaysia, New Zealand, Singapore and Thailand.

ASSET MIX
--------------------------------------------------------------------------------
TYPE OF INVESTMENT                                         % OF FUND INVESTMENTS
--------------------------------------------------------------------------------
International mutual funds                                          77.4%
--------------------------------------------------------------------------------
Single-country mutual funds                                          8.1%
--------------------------------------------------------------------------------
Emerging market mutual funds                                         6.1%
--------------------------------------------------------------------------------
European region mutual funds                                         3.9%
--------------------------------------------------------------------------------
Pacific region mutual funds                                          3.0%
--------------------------------------------------------------------------------
Cash equivalents                                                     1.5%
--------------------------------------------------------------------------------
TOTAL                                                              100.0%
--------------------------------------------------------------------------------

TOP TEN HOLDINGS
--------------------------------------------------------------------------------
MUTUAL FUND                                                % OF FUND INVESTMENTS
--------------------------------------------------------------------------------
Oakmark International Fund                                         10.02%
--------------------------------------------------------------------------------
Janus Overseas Fund                                                 9.98%
--------------------------------------------------------------------------------
SoGen Overseas Fund                                                 9.12%
--------------------------------------------------------------------------------
Ivy International Fund Class A                                      7.00%
--------------------------------------------------------------------------------
Hotchkis & Wiley International Fund                                 6.95%
--------------------------------------------------------------------------------
Scudder Japan Fund                                                  6.75%
--------------------------------------------------------------------------------
American Century-Twentieth Century International Growth Fund        6.49%
--------------------------------------------------------------------------------
BT Investment International Equity Fund                             6.43%
--------------------------------------------------------------------------------
Founders Passport Fund                                              5.53%
--------------------------------------------------------------------------------
Vontobel Eastern European Equity Fund                               3.97%
--------------------------------------------------------------------------------
TOTAL                                                              72.24%
--------------------------------------------------------------------------------

ONESOURCE PORTFOLIOS--GROWTH ALLOCATION FUND
SUMMARY 1

The OneSource Portfolios--Growth Allocation Fund seeks long-term capital growth with less volatility than a portfolio comprised entirely of stock funds. Of the two OneSource Allocation Portfolios, this Fund offers the greatest exposure to stocks and the greatest potential for return and risk.

The allocations of this Fund will vary as the portfolio manager adjusts the asset mix based on changing market conditions.


ASSET MIX
As of April 30, 1997

[Pie Chart]
Equity FUNDS:               87%
BOND FUNDS:                 10%
CASH EQUIVALENTS:            3%

[Pie Chart]
INTERNATIONAL:              24%
VALUE:                      33%
AGGRESIVE GROWTH:           12%
GROWTH:                      8%
SECTOR FUNDS:                3%
BALANCED:                    7%
CASH:                        9%
FIXED INCOME:               10%


--------------------------------------------------------------------------------
                                   MIX AS OF        MIX AS OF
                                    4/30/97         12/31/96       TARGET MIX 2
--------------------------------------------------------------------------------
Equity funds                          87%              86%              80%
--------------------------------------------------------------------------------
Bond funds                            10%               7%              15%
--------------------------------------------------------------------------------
Cash equivalents                       3%               7%               5%
--------------------------------------------------------------------------------
TOTAL                                100%             100%             100%
--------------------------------------------------------------------------------

1 This information is not indicative of the Fund's asset mix or holdings after April 30, 1997. A complete listing of the Fund's holdings as of April 30, 1997, can be found in the Statement of Net Assets section of this report. Unlike the Statement of Net Assets, information is shown here as a percentage of the Fund's investments, not as a percentage of the Fund's net assets.

2  In neutral markets.

TOP TEN HOLDINGS
--------------------------------------------------------------------------------
MUTUAL FUND                                                % OF FUND INVESTMENTS
--------------------------------------------------------------------------------
Janus Overseas Fund                                                 8.06%
--------------------------------------------------------------------------------
Sound Shore Fund                                                    7.23%
--------------------------------------------------------------------------------
Baron Asset Fund                                                    7.13%
--------------------------------------------------------------------------------
Kemper Dreman High Return Fund Class A                              7.09%
--------------------------------------------------------------------------------
Torray Fund                                                         6.10%
--------------------------------------------------------------------------------
Ivy International Fund Class A                                      5.18%
--------------------------------------------------------------------------------
Lindner Dividend Fund                                               4.61%
--------------------------------------------------------------------------------
Oakmark Fund                                                        4.17%
--------------------------------------------------------------------------------
Strong Schafer Value Fund                                           4.15%
--------------------------------------------------------------------------------
American Century-Twentieth Century International Growth Fund        3.96%
--------------------------------------------------------------------------------
TOTAL                                                              57.68%
--------------------------------------------------------------------------------

ONESOURCE PORTFOLIOS -- BALANCED ALLOCATION FUND
SUMMARY 1

The OneSource Portfolios -- Balanced Allocation Fund seeks long-term capital growth with less volatility than a fund comprised entirely of stock funds, but is designed to have less volatility and represents a more balanced approach between stock and bond funds than the OneSource Portfolios -- Growth Allocation Fund.

The allocations of this Fund will vary as the portfolio manager adjusts the asset mix based on changing market conditions.

ASSET MIX
As of April 30, 1997

EQUITY FUNDS:               66%
CASH EQUIVALENTS:           16%
BOND FUNDS:                 18%
INTERNATIONAL:              19%
VALUE:                      22%
FIXED INCOME:               18%
GROWTH:                      7%
SECTOR FUNDS:                2%
BALANCED:                    9%
AGGRESIVE GROWTH:            7%
CASH:                       16%


--------------------------------------------------------------------------------
                                 MIX AS OF         MIX AS OF
                                  4/30/97          12/31/96        TARGET MIX 2
--------------------------------------------------------------------------------
Equity funds                        66%               71%               60%
--------------------------------------------------------------------------------
Bond funds                          18%               18%               35%
--------------------------------------------------------------------------------
Cash equivalents                    16%               11%                5%
--------------------------------------------------------------------------------
TOTAL                              100%              100%              100%
--------------------------------------------------------------------------------


1 This information is not indicative of the Fund's asset mix or holdings after April 30, 1997. A complete listing of the Fund's holdings as of April 30, 1997, can be found in the Statement of Net Assets section of this report. Unlike the Statement of Net Assets, information is shown here as a percentage of the Fund's investments, not as a percentage of the Fund's net assets.

2 In neutral markets.

TOP TEN HOLDINGS
--------------------------------------------------------------------------------
MUTUAL FUND                                                % OF FUND INVESTMENTS
--------------------------------------------------------------------------------
Strong Advantage Fund                                              13.21%
--------------------------------------------------------------------------------
Kemper Diversified Income Fund                                     10.18%
--------------------------------------------------------------------------------
Janus Overseas Fund                                                 6.00%
--------------------------------------------------------------------------------
Hotchkis &  Wiley Low Duration Fund                                 5.12%
--------------------------------------------------------------------------------
Kemper Dreman High Return Fund Class A                              5.05%
--------------------------------------------------------------------------------
Sound Shore Fund                                                    4.97%
--------------------------------------------------------------------------------
Lindner Dividend Fund                                               4.53%
--------------------------------------------------------------------------------
Oakmark Fund                                                        4.13%
--------------------------------------------------------------------------------
Ivy International Fund Class A                                      4.08%
--------------------------------------------------------------------------------
Torray Fund                                                         4.04%
--------------------------------------------------------------------------------
TOTAL                                                              61.31%
--------------------------------------------------------------------------------

MARKET OVERVIEW


                              REAL GDP GROWTH RATE

                   Quarterly percentage change in annual rate

                                   [BAR GRAPH]

                                               Real GDP
                                Q1 1990          4.1%
                                Q2 1990          1.3%
                                Q3 1990         -1.9%
                                Q4 1990         -4.1%
                                Q1 1991         -2.2%
                                Q2 1991          1.7%
                                Q3 1991          1.0%
                                Q4 1991          1.0%
                                Q1 1992          4.7%
                                Q2 1992          2.5%
                                Q3 1992          3.0%
                                Q4 1992          4.3%
                                Q1 1993         -0.1%
                                Q2 1993          1.9%
                                Q3 1993          2.3%
                                Q4 1993          4.8%
                                Q1 1994          2.5%
                                Q2 1994          4.9%
                                Q3 1994          3.5%
                                Q4 1994          3.0%
                                Q1 1995          0.4%
                                Q2 1995          0.7%
                                Q3 1995          3.8%
                                Q4 1995          0.3%
                                Q1 1996          2.0%
                                Q2 1996          4.7%
                                Q3 1996          2.1%
                                Q4 1996          3.8%
                                Q1 1997          5.8%

Source: Bloomberg L.P.

- The economy continued to expand at a healthy rate during the reporting period. The GDP growth rate was 3.2% for the 1996 calendar year and a very strong 5.8% for the first quarter of 1997 -- the highest level since the fourth quarter of 1987.

- These strong growth rates resulted in sentiment focusing on the apparent strength of the economy, its potential impact on future inflation, and the potential for more restrictive Federal Reserve policy.

- At the time of this writing, the economy appears to be on track for moderate growth, continuing the six-year expansion that began in 1991.

                             U.S. UNEMPLOYMENT RATE


                                  [LINE CHART]

                                  Unemployment

US Unemployment Rate
Source: Bloomberg

        Unemployment Rate
Jan-90          5.3%
Feb-90          5.3%
Mar-90          5.2%
Apr-90          5.4%
May-90          5.3%
Jun-90          5.1%
Jul-90          5.4%
Aug-90          5.6%
Sep-90          5.7%
Oct-90          5.8%
Nov-90          6.0%
Dec-90          6.2%
Jan-91          6.3%
Feb-91          6.5%
Mar-91          6.8%
Apr-91          6.6%
May-91          6.8%
Jun-91          6.8%
Jul-91          6.7%
Aug-91          6.8%
Sep-91          6.8%
Oct-91          6.9%
Nov-91          6.9%
Dec-91          7.1%
Jan-92          7.1%
Feb-92          7.3%
Mar-92          7.3%
Apr-92          7.3%
May-92          7.4%
Jun-92          7.7%
Jul-92          7.6%
Aug-92          7.6%
Sep-92          7.5%
Oct-92          7.4%
Nov-92          7.3%
Dec-92          7.3%
Jan-93          7.1%
Feb-93          7.0%
Mar-93          7.0%
Apr-93          7.0%
May-93          6.9%
Jun-93          6.9%
Jul-93          6.8%
Aug-93          6.7%
Sep-93          6.7%
Oct-93          6.7%
Nov-93          6.5%
Dec-93          6.4%
Jan-94          6.7%
Feb-94          6.6%
Mar-94          6.5%
Apr-94          6.4%
May-94          6.0%
Jun-94          6.0%
Jul-94          6.1%
Aug-94          6.1%
Sep-94          5.9%
Oct-94          5.6%
Nov-94          5.6%
Dec-94          5.4%
Jan-95          5.6%
Feb-95          5.4%
Mar-95          5.8%
Apr-95          5.7%
May-95          5.7%
Jun-95          5.6%
Jul-95          5.7%
Aug-95          5.3%
Sep-95          5.6%
Oct-95          5.5%
Nov-95          5.6%
Dec-95          5.6%
Jan-96          5.8%
Feb-96          5.5%
Mar-96          5.6%
Apr-96          5.4%
May-96          5.6%
Jun-96          5.3%
Jul-96          5.4%
Aug-96          5.1%
Sep-96          5.2%
Oct-96          5.2%
Nov-96          5.3%
Dec-96          5.3%
Jan-97          5.4%
Feb-97          5.3%
Mar-97          5.2%
Apr-97          4.9%

Source: Bloomberg L.P.

- The unemployment rate during 1996 remained near its lows for the decade, and declined further to 4.9% in April 1997, the lowest rate since December 1973. Many economists have questioned how long such low levels of unemployment can continue without generating inflationary pressures on wages and, ultimately, prices.

                              MEASURES OF INFLATION

                                   [BAR CHART]

                                   CPI & ECI

CONSUMER PRICE INDEX - ALL ITEMS YOY % CHANGE
EMPLOYMENT COST INDEX SA (INCLUDES BOTH WAGES AND SALARIES AND BENEFITS
  COMPONENTS) - YOY % CHANGE
SOURCE: BLOOMBERG L.P.
RED = DATA INPUTS

--------------------------------------------------------------------------------
                   Monthly              Quarterly
                Consumer Price       Employment Cost
                Index - YOY %         Index - YOY %
                   Change                Change
--------------------------------------------------------------------------------
Jan-90              5.2%                  5.3%
Feb-90              5.3%                  5.3%
Mar-90              5.2%                  5.3%
Apr-90              4.7%                  5.4%
May-90              4.4%                  5.4%
Jun-90              4.7%                  5.4%
Jul-90              4.8%                  5.1%
Aug-90              5.6%                  5.1%
Sep-90              6.2%                  5.1%
Oct-90              6.3%                  4.8%
Nov-90              6.3%                  4.8%
Dec-90              6.1%                  4.8%
Jan-91              5.7%                  4.6%
Feb-91              5.3%                  4.6%
Mar-91              4.9%                  4.6%
Apr-91              4.9%                  4.5%
May-91              5.0%                  4.5%
Jun-91              4.7%                  4.5%
Jul-91              4.4%                  4.3%
Aug-91              3.8%                  4.3%
Sep-91              3.4%                  4.3%
Oct-91              2.9%                  4.2%
Nov-91              3.0%                  4.2%
Dec-91              3.1%                  4.2%
Jan-92              2.6%                  4.1%
Feb-92              2.8%                  4.1%
Mar-92              3.2%                  4.1%
Apr-92              3.2%                  3.5%
May-92              3.0%                  3.5%
Jun-92              3.1%                  3.5%
Jul-92              3.2%                  3.4%
Aug-92              3.1%                  3.4%
Sep-92              3.0%                  3.4%
Oct-92              3.2%                  3.5%
Nov-92              3.0%                  3.5%
Dec-92              2.9%                  3.5%
Jan-93              3.3%                  3.4%
Feb-93              3.2%                  3.4%
Mar-93              3.1%                  3.4%
Apr-93              3.2%                  3.6%
May-93              3.2%                  3.6%
Jun-93              3.0%                  3.6%
Jul-93              2.8%                  3.6%
Aug-93              2.8%                  3.6%
Sep-93              2.7%                  3.6%
Oct-93              2.8%                  3.4%
Nov-93              2.7%                  3.4%
Dec-93              2.7%                  3.4%
Jan-94              2.5%                  3.2%
Feb-94              2.5%                  3.2%
Mar-94              2.5%                  3.2%
Apr-94              2.4%                  3.1%
May-94              2.3%                  3.1%
Jun-94              2.5%                  3.1%
Jul-94              2.8%                  3.1%
Aug-94              2.9%                  3.1%
Sep-94              3.0%                  3.1%
Oct-94              2.6%                  3.0%
Nov-94              2.7%                  3.0%
Dec-94              2.7%                  3.0%
Jan-95              2.8%                  3.0%
Feb-95              2.9%                  3.0%
Mar-95              2.9%                  3.0%
Apr-95              3.1%                  3.0%
May-95              3.2%                  3.0%
Jun-95              3.0%                  3.0%
Jul-95              2.8%                  2.8%
Aug-95              2.6%                  2.8%
Sep-95              2.5%                  2.8%
Oct-95              2.8%                  2.8%
Nov-95              2.6%                  2.8%
Dec-95              2.5%                  2.8%
Jan-96              2.7%                  2.9%
Feb-96              2.7%                  2.9%
Mar-96              2.8%                  2.9%
Apr-96              2.9%                  2.9%
May-96              2.9%                  2.9%
Jun-96              2.8%                  2.9%
Jul-96              3.0%                  2.9%
Aug-96              2.9%                  2.9%
Sep-96              3.0%                  2.9%
Oct-96              3.0%                  3.0%
Nov-96              3.3%                  3.0%
Dec-96              3.3%                  3.0%
Jan-97              3.0%                  2.8%
Feb-97              3.0%                  2.8%
Mar-97              2.8%                  2.8%
Apr-97              2.5%
--------------------------------------------------------------------------------


Source: Bloomberg L.P.

- Both the Employment Cost Index and Consumer Price Index (CPI) remained in check throughout 1996 as well as the first quarter of 1997, reflecting continued low levels of inflation.

- CPI rose 3.3% in 1996, the highest annual rate since 1990. However, the core rate (which excludes the more volatile food and energy components) rose just 2.6%, the lowest rate since 1965.

- The Federal Reserve has indicated its belief that the economy remains at risk to inflation and that it is poised to act preemptively by raising interest rates if necessary. The Federal Reserve did take action in March, increasing the Fed Funds Rate by 0.25% to 5.50%.

                            TOTAL RETURN PERFORMANCE

                      VALUE OF A HYPOTHETICAL $1 INVESTMENT

                                  [LINE CHART]

                        Growth of a $ Investment
           ----------------------------------------------------
                                                        Lehman
                                                         MF
                         Schwab          Schwab        General
                       Small Cap     International     US Govt.
           S&P 500       Index           Index          Index
           -------     ---------     -------------     --------
           $ 1.000      $ 1.000         $ 1.000        $ 1.000
Nov-96     $ 1.076      $ 1.040         $ 1.046        $ 1.017
Dec-96     $ 1.054      $ 1.059         $ 1.037        $ 1.007
Jan-97     $ 1.120      $ 1.084         $ 1.003        $ 1.008
Feb-97     $ 1.129      $ 1.058         $ 1.019        $ 1.010
Mar-97     $ 1.083      $ 1.006         $ 1.026        $ 0.999
Apr-97     $ 1.147      $ 1.009         $ 1.037        $ 1.013

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Total return assumes reinvestment of all dividend and capital gain distributions. Indices are unmanaged and, unlike funds, do not reflect advisory and other fees associated with an investment in funds. Investors cannot invest in an index directly.

- Large-cap domestic stocks, as represented by the S&P 500 Index, were clearly the strongest performing asset class -- achieving a 14.71% return during the six-month reporting period.

- Although positive, domestic small-cap stocks (as represented by the Schwab Small-Cap Index) and international stocks (as represented by the Schwab International Index) both lagged the S&P 500 Index significantly, with six-month returns of 0.92% and 3.74%, respectively.

- The six-month total return for U.S. Government bonds (as represented by the Lehman Brothers General U.S. Government Index) was 1.32%.

                         S&P 500(R) PRICE/EARNINGS RATIO

                                  [LINE CHART]

S&P 500 P/E Ratio
Source Bloomberg

S&P 500 PRICE EARNINGS RATIO
Jan-90                  14.37
Feb-90                  14.21
Mar-90                  14.77
Apr-90                  14.82
May-90                  15.84
Jun-90                  16.66
Jul-90                  16.65
Aug-90                  15.57
Sep-90                   14.9
Oct-90                  14.36
Nov-90                  14.59
Dec-90                  15.19
Jan-91                  14.95
Feb-91                  16.82
Mar-91                  17.48
Apr-91                  17.85
May-91                  17.92
Jun-91                  17.96
Jul-91                  18.07
Aug-91                  19.72
Sep-91                  19.88
Oct-91                  19.92
Nov-91                  21.02
Dec-91                  21.85
Jan-92                  23.35
Feb-92                  23.83
Mar-92                  25.45
Apr-92                  25.51
May-92                  25.71
Jun-92                  25.08
Jul-92                  25.61
Aug-92                   25.5
Sep-92                  24.37
Oct-92                  23.94
Nov-92                  24.08
Dec-92                  24.01
Jan-93                   24.2
Feb-93                  24.25
Mar-93                  24.22
Apr-93                   23.2
May-93                  23.21
Jun-93                  22.58
Jul-93                  22.52
Aug-93                  23.02
Sep-93                  23.74
Oct-93                  23.97
Nov-93                  22.55
Dec-93                  23.55
Jan-94                  22.98
Feb-94                  21.27
Mar-94                  20.34
Apr-94                   20.1
May-94                  20.16
Jun-94                  19.76
Jul-94                  18.64
Aug-94                   18.9
Sep-94                  18.26
Oct-94                  17.55
Nov-94                  16.58
Dec-94                  16.98
Jan-95                  16.23
Feb-95                   16.2
Mar-95                   16.5
Apr-95                  16.02
May-95                  16.43
Jun-95                  16.82
Jul-95                  16.55
Aug-95                  16.18
Sep-95                  16.86
Oct-95                  16.18
Nov-95                  17.14
Dec-95                  17.41
Jan-96                  18.11
Feb-96                  18.56
Mar-96                  18.94
Apr-96                  19.16
May-96                  19.48
Jun-96                   19.3
Jul-96                  18.31
Aug-96                  18.62
Sep-96                  19.75
Oct-96                   19.6
Nov-96                  21.05
Dec-96                   20.7
Jan-97                  20.55
Feb-97                  20.98
Mar-97                  19.87
Apr-97                  20.24

Source: Bloomberg L.P.

The price/earnings ratio, also known as a multiple, is the price of a stock divided by its earnings per share and generally indicates how much investors are willing to pay for a company's earning potential.


- The price/earnings ratio for the S&P 500 Index was 20 at the close of the reporting period, well above its 30-year mean of 15, but below its 1991 and 1987 highs of 26 and 22, respectively.

- Based on other traditional measures such as the price-to-book value ratio or dividend yield, the U.S. stock market valuation reached historical highs during the reporting period.

                             EAFE COUNTRY US$ RETURNS
                        for the six months ended 4/30/97

                                  [BAR CHART]

EAFE Country Returns for 6 mos ended 4/30/97     6 Month US$ Return Ended 4/30/97
--------------------------------------------     --------------------------------
Australia               3.53%                      Spain                  23.39%
Austria                -3.65%                      Finland                18.15%
Belgium                 8.75%                      Netherlands            12.64%
Denmark                10.42%                      Norway                 11.35%
Finland                18.15%                      Germany                11.23%
France                  7.35%                      Switzerland            11.19%
Germany                11.23%                      Denmark                10.42%
Hong Kong              -1.75%                      United Kingdom         10.39%
Ireland                 0.07%                      Italy                  10.25%
Italy                  10.25%                      Belgium                 8.75%
Japan                 -13.58%                      France                  7.35%
Malaysia               -6.91%                      Australia               3.53%
Netherlands            12.64%                      Ireland                 0.07%
New Zealand            -6.47%                      Hong Kong              -1.75%
Norway                 11.35%                      Austria                -3.65%
Singapore              -7.26%                      New Zealand            -6.47%
Spain                  23.39%                      Malaysia               -6.91%
Switzerland            11.19%                      Singapore              -7.26%
United Kingdom         10.39%                      Japan                 -13.58%

Source: Datastream

- Returns for the reporting period were generally strong for European countries, with the highest returns in Spain, Finland and the Netherlands. Asian country returns were generally negative for the period, with the weakest returns in Japan, Singapore and Malaysia.

THE PORTFOLIO MANAGEMENT TEAM



STEPHEN B. WARD, Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Funds' portfolios. Steve joined Charles Schwab Investment Management (CSIM) as Vice President and Portfolio Manager in April 1991, and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.


CYNTHIA LIU, Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the Funds. Cynthia joined CSIM in July 1996 and currently manages the three Schwab OneSource Portfolios. Prior to joining CSIM, Cynthia was Director of Investment Strategy at Jardine Fleming Unit Trust in Hong Kong. She was honored with the Alfred Dunhill Award of Excellence in the 1995 Fund Manager of the Year Awards, sponsored by the South China Morning Post.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM
OneSource Portfolios -- International

Q: HOW DID THE FUND PERFORM DURING THE SIX-MONTH REPORTING PERIOD COMPARED TO ITS BENCHMARK, THE MSCI EAFE INDEX?

A: As shown in the graph below, the Fund significantly outperformed the MSCI EAFE index during the reporting period. The fund achieved a total return of 7.05% vs. 1.57% for the MSCI EAFE Index for the six-month reporting period ended April 30, 1997. The excess return can be attributed to a combination of good underlying funds performance as well as our strategic allocation to two of the best performing emerging regions -- Latin America and Eastern Europe -- and our under-exposure to Japan during most of the reporting period.

                                 --------------

                             ONESOURCE PORTFOLIOS
                                  INTERNATIONAL

                                      6.09%

                             Cumulative total return
                           since inception (10/16/96)
                                 through 4/30/97

                                 --------------

                      ONESOURCE PORTFOLIOS -- INTERNATIONAL
                   GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT


                                  [LINE CHART]


                  SCHWAB ONESOURCE PORTFOLIOS - INTERNATIONAL

HYPOTHETICAL GROWTH CHART

DATE            ONESOURCE PORTFOLIOS - INTERNATIONAL            MSCI-EAFE
----            ------------------------------------            ---------
10/16/96                                     $10,000              $10,000
10/31/96                                     $ 9,910              $ 9,836
11/30/96                                     $10,220              $10,228
12/31/96                                     $10,313              $10,096
 1/31/97                                     $10,426              $ 9,742
 2/28/97                                     $10,599              $ 9,902
 3/31/97                                     $10,558              $ 9,938
 4/30/97                                     $10,609              $ 9,991

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The performance graph compares a hypothetical $10,000 investment in the Schwab OneSource Portfolios -- International, since inception, with a hypothetical investment in the MSCI EAFE Index. Total return assumes reinvestment of all dividend and capital gain distributions, if any. Indices are unmanaged, and unlike the Fund, do not reflect advisory and other fees associated with an investment in the Fund. Investors cannot invest in an index directly. The Investment Manager and Schwab waived a portion of their fees during the period, and have guaranteed that maximum total operating expenses will not exceed 0.50% through at least 2/28/99. Without fee waivers and guarantees, the Fund's total return for each period would have been lower.

OneSource Portfolios -- International


Q: WHICH SECTORS OR REGIONS PERFORMED WELL FOR THE FUND?

A: The developed (non-emerging) European markets, as well as Latin America and Eastern Europe, were the best-performing regions for the Fund. The Japanese market represented the worst-performing component for the Fund. Throughout the period, the Fund's holdings in Japan ranged from 12% to 18%.


Q: WHAT IMPACT DID FLUCTUATIONS IN CURRENCY EXCHANGE RATES HAVE ON THE PERFORMANCE OF INTERNATIONAL EQUITIES AND THE FUND?

A: Although the U.S. dollar exhibited significant strength relative to most foreign currencies during the reporting period, fluctuations in currency exchange rates had only a negligible effect on the Fund's performance. The reason for this minimal effect is that most of the underlying funds employ currency hedging strategies to varying degrees. Although some underlying funds were more successful in their hedging strategies than others, the net impact of the strengthening U.S. dollar on the Fund was not substantial. As a basis of comparison, the Schwab International Index, which is unhedged, lost approximately 9% of its net asset value to currency exchange rate movements during the six-month reporting period.


Q: HOW DID THE FUND'S STRATEGY CHANGE DURING THE REPORTING PERIOD, AND HOW WAS THE FUND POSITIONED VERSUS ITS BENCHMARK AT THE CLOSE OF THE PERIOD?

                     ONESOURCE PORTFOLIOS -- INTERNATIONAL
                                ACTUAL ASSET MIX

                                   [BAR CHART]

                                      INTL

                      10/31/96    11/30/96    12/31/96    1/31/97    2/28/97    3/31/97    4/30/97
                      ----------------------------------------------------------------------------
North America            6.46%       7.40%       2.89%     2.945%      2.12%      1.88%      2.60%
Developed Europe        37.23%      43.32%      44.58%     43.17%     43.25%     44.43%     45.60%
Developed Pacific       26.13%      29.81%      32.33%     30.00%     31.63%     29.95%     26.80%
Emerging Markets        10.54%       7.43%       9.74%     11.16%     11.53%     11.26%     13.00%
Other Investments        8.33%       7.32%       8.08%      8.16%      7.48%      9.86%     10.50%
Cash                    11.30%       4.71%       2.37%      4.58%      3.99%      2.63%      1.50%
                      ----------------------------------------------------------------------------
                       100.00%     100.00%     100.00%    100.00%    100.00%    100.00%    100.00%

A: Since the beginning of the reporting period, we have reduced the cash equivalent position from 13.8% to 1.5%, bringing the Fund close to a fully invested position. We have reduced our exposure to North America by replacing our positions in global funds (which include investments in North America) with international and region specific funds. We have also made a style shift favoring large-cap stock exposure at the expense of small-cap stocks. Finally, near the close of the reporting period, following declines in Japanese equity values, we increased our exposure to Japan.


Q: WHY SHOULD INVESTORS CONSIDER INTERNATIONAL INVESTING?

A: International stocks exhibit certain characteristics that make them an attractive element of a well-diversified investment portfolio. Historically, international stocks have demonstrated high return potential and correlations of return that differ significantly from domestic stock returns. For example, for the 20-year period ended 1996, international stocks, as measured by the MSCI EAFE Index, provided an average return of 14.62%. During the same period, international stocks had total-return correlations of 0.42, 0.34, and 0.23 with domestic large-cap stocks, domestic small-cap stocks, and intermediate-term U.S. Government bonds, respectively 1. A correlation of 1.0 means that the returns of the different asset classes move together perfectly in relation to each other. A correlation of 0 means that the returns of the asset classes have no relationship whatsoever. A negative correlation means that the returns of the asset classes move in opposite directions in relation to each other. Combining asset classes with low or even negative return correlations will result in lower total portfolio return volatility.

Typically, investors with higher risk tolerances and longer-term investment horizons may be able to consider a larger allocation to international stocks. Bear in mind that investing internationally involves additional risk, which includes currency fluctuations, political instability and foreign regulations. Investors with lower risk tolerances and shorter-term investment horizons may want to consider a smaller allocation to international stocks. An investment portfolio that uses only international stocks will not realize the benefits of asset-class diversification described above. To take maximum advantage of these investment principles, international stocks should be combined with other major equity asset classes (such as large-company stocks and small-company stocks) to form the equity component of a well-diversified investment portfolio.


1 Source: As reported by BARRA, Inc. Total return assumes reinvestment of all dividends and capital gain distributions. Past performance does not guarantee future results. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in a fund and cannot be invested in directly.

OneSource Portfolios -- Growth Allocation and Balanced Allocation

Q: HOW DID THE FUNDS PERFORM DURING THE SIX-MONTH REPORTING PERIOD?

A: The charts below and on the opposite page show the total returns for the Funds as well as the S&P 500(R) Index and the Lehman Brothers General U.S. Government Index for period from the Funds' inception (11/18/96) through the end of the reporting period, 4/30/97. The relative performances of the two funds and these indices remain consistent with our long-term expectations -- the Funds' returns are likely to fall between those of the two indices. However, there may be future periods in which the short-term results are reversed because bonds may outperform equities.


                   ONESOURCE PORTFOLIOS -- GROWTH ALLOCATION

                                     2.29%

                  ONESOURCE PORTFOLIOS -- BALANCED ALLOCATION

                                     2.00%

                             Cumulative total return
                           since inception (11/18/96)
                                 through 4/30/97



                   ONESOURCE PORTFOLIOS -- GROWTH ALLOCATION
                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT


                                    [LINE CHART]
                                      Gro Hypo

                   SCHWAB ONESOURCE PORTFOLIOS - GROWTH ALLOCATION

HYPOTHETICAL GROWTH CHART

        OneSource Portfolios -                          Lehman Government
 Date     Growth Allocation         S&P 500 Index           Bond Index
11/18/96        $10,000                 $10,000                 $10,000
11/30/96        $10,120                 $10,271                 $10,075
12/31/96        $10,077                 $10,068                 $10,032
 1/31/97        $10,371                 $10,696                 $10,052
 2/28/97        $10,310                 $10,780                 $10,144
 3/31/97        $10,016                 $10,338                 $10,009
 4/30/97        $10,229                 $10,955                 $10,093



PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The performance graph compares a hypothetical $10,000 investment in the Schwab OneSource Portfolios -- Growth Allocation Fund, since inception, with a hypothetical investment in the S&P 500 Index and the Lehman Brothers General U.S. Government Index. Total return assumes reinvestment of all dividends and capital gain distributions, if any. Indices are unmanaged, and unlike the Fund, do not reflect advisory and other fees associated with an investment in the Fund. Investors cannot invest in an index directly. The Investment Manager and Schwab waived a portion of their fees during the period, and have guaranteed that maximum total operating expenses will not exceed 0.50% through at least 2/28/99. Without fee waivers and guarantees, the Fund's total returns for each period would have been lower.

                  ONESOURCE PORTFOLIOS -- BALANCED ALLOCATION
                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                    [LINE CHART]
                                      Bal Hypo
               SCHWAB ONESOURCE PORTFOLIOS - BALANCED ALLOCATION

HYPOTHETICAL GROWTH CHART


  Date       Onesource Port: Balanced Fund    S&P 500 Index     Lehman Government Bond Index
11/18/96                $10,000                 $10,000                 $10,000
11/30/96                $10,100                 $10,271                 $10,075
12/31/96                $10,059                 $10,068                 $10,032
 1/31/97                $10,322                 $10,696                 $10,052
 2/28/97                $10,271                 $10,780                 $10,144
 3/31/97                $10,018                 $10,338                 $10,009
 4/30/97                $10,200                 $10,955                 $10,093


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The performance graph compares a hypothetical $10,000 investment in the Schwab OneSource Portfolios -- Balanced Allocation Fund, since inception, with a hypothetical investment in the S&P 500 Index and the Lehman Mutual Fund General U.S. Government Bond Index. Total return assumes reinvestment of all dividends and capital gain distributions, if any. Indices are unmanaged, and unlike the Fund, do not reflect advisory and other fees associated with an investment in the Fund. Investors cannot invest in an index directly. The Investment Manager and Schwab waived a portion of their fees during the period, and have guaranteed that maximum total operating expenses will not exceed 0.50% through at least 2/28/99. Without fee waivers and guarantees, the Fund's total returns for each period would have been lower.


Q: WHICH ASSET CLASSES OR FUNDS PERFORMED WELL FOR THE FUNDS?

A: As shown in the Market Overview section, large-cap domestic equities were clearly the strongest performing asset class during the reporting period. The strong performance of this sector has been the primary factor determining the relative performance of the two OneSource Allocation Portfolios and their performance relative to other indices. Relatively speaking, large-cap value funds and international funds performed well. However, within the U.S. domestic equity market, actively managed stock funds of all sorts, whether small-cap or large-cap, growth, value or blend, had a difficult time outperforming the various

OneSource Portfolios -- Growth Allocation and Balanced Allocation


benchmark indices, such as the S&P 500(R), as the market concentrated on a narrow group of large-cap stocks. The funds with the highest allocations to stocks (particularly large-cap domestic equities) experienced the best performance. Keep in mind that the target stock allocations for the OneSource Allocation Portfolios are 80% for the Growth Fund and 60% for the Balanced Fund.


Q: DID THE FUNDS' STRATEGIES CHANGE SINCE THEIR INCEPTION IN NOVEMBER? RELATIVE TO THEIR NEUTRAL TARGETS, HOW WERE THE FUNDS POSITIONED AT THE CLOSE OF THE REPORTING PERIOD?

                    ONESOURCE PORTFOLIO -- GROWTH ALLOCATION
                                ACTUAL ASSET MIX

                                  [BAR CHART]

ONESOURCE-GROWTH               11/29/96        12/31/96        1/31/97         2/28/97         3/31/97         4/30/97
CASH                            20.41%          11.63%           9.28%           8.40%          14.71%           9.67%
BONDS                            5.93%           2.99%           2.84%           6.01%           6.10%           6.14%
INTERNATIONAL EQUITY            17.65%          18.89%          17.90%          17.49%          20.03%          23.67%
SMALL CAP EQUITY                10.20%          11.00%          11.92%           9.59%           4.96%           6.96%
LARGE CAP EQUITY                45.81%          55.49%          58.06%          58.51%          54.20%          53.56%

                           3539900.00%     3543100.00%     3546200.00%      3549000.00%    3552100.00%         100.00%



                  ONESOURCE PORTFOLIOS -- BALANCED ALLOCATION
                                ACTUAL ASSET MIX

                                  [BAR CHART]

ONESOURCE-BALANCED             11/29/96        12/31/96        1/31/97         2/28/97         3/31/97         4/30/97
CASH                            27.26%          22.74%          19.37%          21.65%          22.62%          22.25%
BONDS                           13.76%           6.90%           9.58%          12.21%          13.14%          13.12%
INTERNATIONAL EQUITY            13.19%          13.86%          13.52%          12.48%          16.36%          18.91%
SMALL CAP EQUITY                 7.60%           8.53%          11.20%           6.28%           4.02%           5.36%
LARGE CAP EQUITY                38.19%          47.97%          46.33%          45.38%          43.86%          40.42%

                           3539900.00%     3543100.00%     3546200.00%     3549000.00%     3552100.00%         100.00%

A: The graphs on the opposite page show the two Funds' actual asset mixes as of the end of each month during the reporting period. As explained in the Market Overview section, gains in large-cap stocks during the reporting period were significant. This factor influenced us to slightly reduce our exposure to large-cap stocks in favor of other asset classes. As of the end of the period, both portfolios remain overweighted in cash equivalents, reflecting our continued cautionary stance.


Q: WHAT IS THE PRIMARY DIFFERENCE BETWEEN THE GROWTH AND BALANCED ALLOCATION PORTFOLIOS?

A: The primary difference between the Growth and Balanced Allocation Portfolios is their neutral target exposures to stock funds and bond funds. The neutral mixes for the two Funds are as follows:

                                              NEUTRAL TARGET ALLOCATIONS
--------------------------------------------------------------------------------
                                       GROWTH ALLOCATION     BALANCED ALLOCATION
--------------------------------------------------------------------------------
Equity funds                                  80%                     60%
--------------------------------------------------------------------------------
Bond funds                                    15%                     35%
--------------------------------------------------------------------------------
Money market funds                             5%                      5%
--------------------------------------------------------------------------------

Although relationships may change over the short term, over the long term the Growth Allocation Fund is designed to experience both higher returns and greater volatility than the Balanced Allocation Fund. This is due to its greater exposure to equities, which have historically demonstrated greater returns and volatility than bonds. Conversely, as the proportion of the portfolio allocated to bonds increases, such as with the Balanced Allocation Fund, volatility may decrease. As a result, both Funds should exhibit less volatility than an all-stock fund such as an S&P 500(R) Index fund.

SCHWAB ONESOURCE PORTFOLIOS--INTERNATIONAL
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                            Number         Value
                                                          of Shares       (000s)
                                                          ----------      -------
MUTUAL FUNDS--98.7%
Acorn International Fund                                      31,332       $  618
Berger/Biam International Core Fund+                         188,460        2,024
BT Investment International Equity Fund                      255,247        4,742
EV Traditional Greater China Growth Fund                     136,795        2,224
Founders Passport Fund                                       289,728        4,076
GAM Japan Capital Fund Class A                               100,698          986
Hotchkis & Wiley International Fund                          230,480        5,121
Invesco European Small Company Fund                          177,731        2,876
Ivy International Fund Class A                               139,173        5,163
Janus Overseas Fund                                          450,961        7,355
Managers International Equity Fund                            43,491        1,942
Oakmark International Fund                                   433,069        7,385
Oppenheimer International Growth Fund Class A+               188,477        2,445
Scudder Japan Fund                                           617,451        4,977
Scudder Latin American Fund                                   61,754        1,584
SoGen Overseas Fund                                          484,662        6,722
Strong International Stock Fund                              106,730        1,464
American Century-Twentieth Century International Growth
  Fund                                                       557,419        4,783
Vontobel Eastern European Equity Fund+                       169,898        2,926
Vontobel EuroPacific Fund                                     91,847        1,714
Warburg Pincus International Equity Fund                      69,150        1,474
                                                                           ------
TOTAL MUTUAL FUNDS (Cost $69,825)                                          72,601
                                                                           ------

------------------------------------------------------------------------------

                                                            Number         Value
                                                          of Shares       (000s)
                                                          ----------      -------
CASH EQUIVALENTS--1.5%
MSTC Cash Reserve Liquid Asset Fund* 5.33%, 05/07/97       1,113,596      $ 1,114
                                                                           ------
TOTAL CASH EQUIVALENTS (Cost $1,114)                                        1,114
                                                                           ------
TOTAL INVESTMENTS--100.2% (Cost $70,939)                                   73,715
                                                                           ------
OTHER ASSETS AND LIABILITIES--(0.2)%
  Other Assets                                                                652
  Liabilities                                                                (809)
                                                                           ------
                                                                             (157)
                                                                           ------
NET ASSETS--100.0% (see Note 6)
Applicable to 7,050,894 outstanding $0.00001 par value
  shares (unlimited shares authorized)                                    $73,558
                                                                           ======
NET ASSET VALUE PER SHARE                                                  $10.43
                                                                            =====

See accompanying Notes to Statements of Net Assets and Notes to Financial Statements.

SCHWAB ONESOURCE PORTFOLIOS--GROWTH ALLOCATION
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                            Number         Value
                                                          of Shares       (000s)
                                                          ----------      -------
MUTUAL FUNDS--96.9%
Baron Asset Fund                                             184,684      $ 6,503
Barr Rosenberg Series Trust U.S. Small Capitalizaton
  Insurance Shares                                           274,157        1,960
Brinson US Equity Fund Class A                               168,400        2,649
BT Investment International Equity Fund                      149,409        2,776
Franklin California Growth Fund                              139,904        2,707
Hotchkis & Wiley Low Duration Fund                           294,946        2,994
Ivy International Fund Class A                               127,413        4,727
Janus Investment Balanced Fund                                92,465        1,352
Janus Overseas Fund                                          450,929        7,355
Kemper Diversified Income Fund                               482,508        2,847
Kemper Dreman High Return Fund Class A                       230,200        6,471
Lindner Dividend Fund                                        157,895        4,200
Longleaf Partners Funds Trust Realty Fund                    190,225        2,793
Montgomery Growth Fund                                        91,964        1,910
Oakmark Fund                                                 108,481        3,799
Oppenheimer Bond Fund for Growth Class A                     195,557        2,820
Oppenheimer Quest For Value Class A                           59,364        1,869
Papp American Abroad Fund                                     56,613        1,304
Scudder Japan Fund                                           248,478        2,003
SoGen Overseas Fund                                          102,490        1,422
Sound Shore Fund                                             285,884        6,598
Strong Advantage Fund                                         84,491          850
Strong Schafer Value Fund                                     70,317        3,789
Torray Fund                                                  217,533        5,562
American Century-Twentieth Century International Growth
  Fund                                                       421,133        3,613
Westwood Balanced Fund                                       103,595        1,038
Westwood Equity Retail Fund                                  165,857        1,302
White Oak Growth Stock Fund                                  100,961        2,435
                                                                           ------
TOTAL MUTUAL FUNDS (Cost $89,119)                                          89,648
                                                                           ------

------------------------------------------------------------------------------

                                                            Number         Value
                                                          of Shares       (000s)
                                                          ----------      -------
CASH EQUIVALENTS--1.7%
MSTC Cash Reserve Liquid Asset Fund* 5.33%, 05/07/97       1,556,821      $ 1,557
                                                                           ------
TOTAL CASH EQUIVALENTS (Cost $1,557)                                        1,557
                                                                           ------
TOTAL INVESTMENTS--98.6% (Cost $90,676)                                    91,205
                                                                           ------
OTHER ASSETS AND LIABILITIES--1.4%
  Other Assets                                                              6,253
  Liabilities                                                              (4,919)
                                                                           ------
                                                                            1,334
                                                                           ------
NET ASSETS--100.0% (see Note 6)
Applicable to 9,172,376 outstanding $0.00001 par value
  shares (unlimited shares authorized)                                    $92,539
                                                                           ======
NET ASSET VALUE PER SHARE                                                  $10.09
                                                                            =====

See accompanying Notes to Statements of Net Assets and Notes to Financial Statements.

SCHWAB ONESOURCE PORTFOLIOS--BALANCED ALLOCATION
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                            Number         Value
                                                          of Shares       (000s)
                                                          ----------      -------
MUTUAL FUNDS--96.4%
Baron Asset Fund                                              50,906      $ 1,792
Barr Rosenberg Series Trust U.S. Small Capitalizaton
  Insurance Shares                                            90,871          650
BT Investment International Equity Fund                       74,136        1,377
Franklin California Growth Fund                               45,674          884
Hotchkis & Wiley Low Duration Fund                           227,628        2,310
Ivy International Fund Class A                                49,915        1,852
Janus Investment Balanced Fund                                77,729        1,136
Janus Overseas Fund                                          166,834        2,721
Kemper Diversified Income Fund                               782,792        4,618
Kemper Dreman High Return Fund Class A                        81,490        2,291
Lindner Dividend Fund                                         77,206        2,054
Longleaf Partners Funds Trust Realty Fund                     48,490          712
Montgomery Growth Fund                                        34,038          707
Oakmark Fund                                                  53,540        1,875
Oppenheimer Bond Fund for Growth Class A                      95,847        1,382
Oppenheimer Quest For Value Class A                           16,763          528
Papp American Abroad Fund                                     21,059          485
Scudder Japan Fund                                            92,098          742
SoGen Overseas Fund                                           23,246          322
Sound Shore Fund                                              97,733        2,256
Strong Advantage Fund                                        594,864        5,984
Strong Schafer Value Fund                                     26,028        1,403
Torray Fund                                                   71,721        1,834
American Century-Twentieth Century International Growth
  Fund                                                       195,051        1,674
Westwood Balanced Fund                                        69,034          692
Westwood Equity Retail Fund                                  102,573          805
White Oak Growth Stock Fund                                   47,202        1,139
                                                                           ------
TOTAL MUTUAL FUNDS (Cost $44,136)                                          44,225
                                                                           ------

------------------------------------------------------------------------------

                                                            Number         Value
                                                          of Shares       (000s)
                                                          ----------      -------
CASH EQUIVALENTS--2.4%
MSTC Cash Reserve Liquid Asset Fund* 5.33%, 05/07/97       1,090,875      $ 1,091
                                                                           ------
TOTAL CASH EQUIVALENTS (Cost $1,091)                                        1,091
                                                                           ------
TOTAL INVESTMENTS--98.8% (Cost $45,227)                                    45,316
                                                                           ------
OTHER ASSETS AND LIABILITIES--1.2%
  Other Assets                                                              1,952
  Liabilities                                                              (1,385)
                                                                           ------
                                                                              567
                                                                           ------
NET ASSETS--100.0% (see Note 6)
Applicable to 4,558,429 outstanding $0.00001 par value
  shares (unlimited shares authorized)                                    $45,883
                                                                           ======
NET ASSET VALUE PER SHARE                                                  $10.07
                                                                            =====

---------------

NOTES TO STATEMENTS OF NET ASSETS

+ Non-Income Producing Security.
* Interest rate represents the yield on report date.

See accompanying Notes to Financial Statements.

SCHWAB ONESOURCE PORTFOLIOS
------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (in thousands)

                                              Schwab OneSource Portfolios
                                     ---------------------------------------------
                                     International       Growth         Balanced
                                     -------------     Allocation      Allocation
                                      Six Months      ------------    ------------
                                      ended April     Period ended    Period ended
                                          30,          April 30,       April 30,
                                         1997            1997+           1997+
                                      (Unaudited)     (Unaudited)     (Unaudited)
                                     -------------    ------------    ------------
Investment income:
  Dividends                             $ 1,311         $  1,562         $  895
  Interest                                   49              104             55
                                         ------          -------          -----
    Total investment income               1,360            1,666            950
                                         ------          -------          -----
Expenses:
  Investment advisory and
    administration fee                      256              294            142
  Transfer agency and shareholder
    service fees                             87               99             48
  Custodian fees                             19               28             24
  Portfolio accounting fees                   2                3              2
  Registration fees                          33               29             34
  Professional fees                           9                9              6
  Shareholder reports                        21               17             13
  Trustees' fees                              3                2              2
  Amortization of deferred
    organization costs                        7                2              2
  Insurance and other expenses                2                1              1
                                         ------          -------          -----
                                            439              484            274
Less expenses reduced and absorbed
  (see Note 4)                             (266)            (286)          (178)
                                         ------          -------          -----
    Total expenses incurred by Fund         173              198             96
                                         ------          -------          -----
Net investment income                     1,187            1,468            854
                                         ------          -------          -----
Net realized loss on investments
  sold                                     (957)          (1,293)          (659)
Net realized gains received from
  underlying funds                          964            1,079            450
Net unrealized gain on investments        3,300              529             89
                                         ------          -------          -----
Net gain (loss) on investments            3,307              315           (120)
                                         ------          -------          -----
Increase in net assets resulting
  from operations                       $ 4,494         $  1,783         $  734
                                         ======          =======          =====

+ Period from November 18, 1996 (commencement of operations) through April 30, 1997.

See accompanying Notes to Financial Statements.

SCHWAB ONESOURCE PORTFOLIOS
------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                          Schwab OneSource Portfolios
                                            --------------------------------------------------------
                                                                            Growth        Balanced
                                                  International           Allocation     Allocation
                                            --------------------------    -----------    -----------
                                                                 Periods Ended
                                             April 30,                     April 30,      April 30,
                                               1997+       October 31,      1997+++        1997+++
                                            (Unaudited)      1996++       (Unaudited)    (Unaudited)
                                            -----------    -----------    -----------    -----------
Operations:
 Net investment income                       $   1,187       $    12       $   1,468       $   854
 Net realized loss on investments sold            (957)           --          (1,293)         (659)
 Net realized gains received from
   underlying funds                                964            --           1,079           450
 Net unrealized gain (loss) on investments       3,300          (524)            529            89
                                              --------       -------        --------       -------
 Increase (decrease) in net assets
   resulting
   from operations                               4,494          (512)          1,783           734
                                              --------       -------        --------       -------
Dividends to shareholders from net
 investment income                              (1,133)           --          (1,148)         (520)
                                              --------       -------        --------       -------
Capital share transactions:
 Proceeds from shares sold                      22,814        59,980         105,361        51,499
 Net asset value of shares issued in
   reinvestment of dividends                     1,062            --           1,114           488
 Less payments for shares redeemed             (12,859)         (288)        (14,571)       (6,318)
                                              --------       -------        --------       -------
 Increase in net assets from capital share
   transactions                                 11,017        59,692          91,904        45,669
                                              --------       -------        --------       -------
Total increase in net assets                    14,378        59,180          92,539        45,883
Net assets:
 Beginning of period                            59,180            --              --            --
                                              --------       -------        --------       -------
 End of period (including undistributed
   net investment income of $66, $12,
   $320, and $334 respectively)              $  73,558       $59,180       $  92,539       $45,883
                                              ========       =======        ========       =======
Number of Fund shares:
 Sold                                            2,226         5,999          10,509         5,138
 Reinvested                                        105            --             112            49
 Redeemed                                       (1,250)          (29)         (1,449)         (629)
                                              --------       -------        --------       -------
 Net increase in shares outstanding              1,081         5,970           9,172         4,558
Shares outstanding:
 Beginning of period                             5,970            --              --            --
                                              --------       -------        --------       -------
 End of period                                   7,051         5,970           9,172         4,558
                                              ========       =======        ========       =======

---------------
  + Period from November 1, 1996 through April 30, 1997.

 ++ Period from October 16, 1996 (commencement of operations) through October 31, 1996.

+++ Period from November 18, 1996 (commencement of operations) through April 30, 1997.

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Periods ended April 30, 1997 (Unaudited)
1. DESCRIPTION OF THE FUND

The Schwab OneSource Portfolios -- International, Growth Allocation and Balanced Allocation, (the "Funds") are a series of Schwab Capital Trust (the "Trust"), a no-load, open-end, investment management company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In addition to the Funds, the Trust also offers the Schwab International Index Fund(R), Schwab Small-Cap Index Fund(R), Schwab Asset Director(R) -- High Growth Fund, Schwab Asset Director -- Balanced Growth Fund, Schwab Asset
Director -- Conservative Growth Fund, Schwab S&P 500 Fund and Schwab Analytics Fund(TM). The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in underlying funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act, for a given day. Investments in securities traded on an exchange and unlisted securities are valued at the last quoted sale price on the exchange on which such securities are primarily traded, or if a sale is not reported for that day, at the mean between the most recent bid and ask prices. Other investments for which no quotations are readily available are valued at fair value as determined by the Funds' investment manager pursuant to guidelines adopted in good faith by the Board of Trustees.

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is accrued on a daily basis.

------------------------------------------------------------------------------

Deferred organization costs -- Costs incurred in connection with the organization of the Funds are amortized on a straight-line basis over a five-year period from the Funds' commencement of operations.

Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

At April 30, 1997 (for financial reporting and federal income tax purposes), net unrealized gain for the International, Growth Allocation and Balanced Allocation aggregated $2,776,000, $529,000 and $89,000, respectively, of which $2,802,000,
$1,305,000 and $472,000, respectively, related to appreciated securities and $26,000, $776,000 and $383,000, respectively, related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager") whereby the Investment Manager manages the Funds' business affairs and provides underlying fund analysis, selection, ongoing monitoring, and investment management services. For these services, each Fund pays an annual fee, payable monthly, of 0.74% of the first $1 billion of average daily net assets, 0.69% of the next $1 billion and 0.64% of such assets over $2 billion. The Investment Manager has reduced a portion of its fees for the periods ended April 30, 1997 (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each Fund's average daily net assets for transfer agency services and 0.20% of such assets for shareholder

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

services. Schwab has reduced a portion of its fees for the periods ended April 30, 1997 (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the periods ended April 30, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the 1940 Act, as amended. The Funds incurred fees related to the Trust's unaffiliated trustees of $3,000, $2,000 and $2,000 for the International, Growth Allocation and Balanced Allocation, respectively.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit the Funds' ratio of operating expenses to average net assets. For the periods ended April 30, 1997, the total of such fees and expenses reduced and absorbed by the Investment Manager was $179,000, $187,000 and $130,000 for the International, Growth Allocation and Balanced Allocation, respectively, and the total of such fees reduced by Schwab was $87,000, $99,000 and $48,000, for the International, Growth Allocation and Balanced Allocation, respectively (see Note 7).

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations, for the periods ended April 30, 1997, were as follows:

                                             Growth            Balanced
                       International       Allocation         Allocation
                      ---------------   ----------------   ----------------
                      April 30, 1997+   April 30, 1997++   April 30, 1997++
                      ---------------   ----------------   ----------------
Purchases               $85,025,000       $189,219,000       $ 82,743,000
Proceeds of sales
  and maturities        $67,301,000       $ 98,863,000       $ 37,767,000

---------------
 + Period from November 1, 1996 through April 30, 1997.

++ Period from November 18, 1996 (commencement of operations) through April 30,
   1997.

------------------------------------------------------------------------------

6. COMPOSITION OF NET ASSETS

At April 30, 1997, net assets for each Fund consisted of:

                                               Growth       Balanced
                             International   Allocation    Allocation
                             -------------   -----------   -----------
Paid in capital               $ 70,709,000   $91,904,000   $45,669,000
Accumulated undistributed
  net investment income             66,000       320,000       334,000
Accumulated net realized
  gain (loss) on
  investments sold and
  underlying funds                   7,000      (214,000)     (209,000)
Net unrealized gain on
  investments                    2,776,000       529,000        89,000
                             -------------   -----------   -----------
Net Assets                    $ 73,558,000   $92,539,000   $45,883,000
                                ==========    ==========    ==========

At April 30, 1997, the International Fund's Statement of Net Assets included:
$570,000 payable for investments purchased, $157,000 payable for Fund shares redeemed, $4,000 payable for investment advisory fee, $572,000 receivable for investments sold, and $12,000 receivable for Fund shares sold. The Growth Allocation Fund's Statement of Net Assets included: $4,780,000, payable for investments purchased, $72,000 payable for Fund shares redeemed, $6,000 payable for investment advisory fee, $6,162,000 receivable for investments sold, and $7,000 receivable for Fund shares sold. The Balanced Allocation Fund's Statement of Net Assets included: $1,307,000 payable for investment purchased, $19,000 payable for Fund shares redeemed, $1,813,000 receivable for investments sold, $62,000 receivable for fund shares sold, and $1,000 receivable from advisor.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

7. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                                           Growth       Balanced
                                                  International          Allocation    Allocation
                                            --------------------------   -----------   -----------
                                                                Periods ended
                                             April 30,                    April 30,     April 30,
                                              1997++      October 31,    1997++++++    1997++++++
                                            (Unaudited)     1996++++     (Unaudited)   (Unaudited)
                                            -----------   ------------   -----------   -----------
Net asset value at beginning of period         $ 9.91        $ 10.00       $ 10.00       $ 10.00
Income from investment operations
 Net investment income                           0.18             --          0.17          0.20
 Net realized and unrealized gain (loss)
   on investments                                0.51          (0.09)         0.06            --
                                            -----------       ------     -----------   -----------
 Total from investment operations                0.69          (0.09)         0.23          0.20
Less distributions
 Dividends from net investment income           (0.17)            --         (0.14)        (0.13)
                                            -----------       ------     -----------   -----------
 Total distributions                            (0.17)            --         (0.14)        (0.13)
                                            -----------       ------     -----------   -----------
Net asset value at end of period              $ 10.43         $ 9.91       $ 10.09       $ 10.07
                                            ============  ============   ============  ============
Total return (not annualized)                    7.05%         (0.90%)        2.29%         2.00%
Ratios/Supplemental data
 Net assets, end of period (in thousands)     $73,558        $59,180       $92,539       $45,883
 Ratio of expenses to average net assets+        0.50%*         0.50%*        0.50%*        0.50%*
 Ratio of net investment income to average
   net assets                                    3.41%*         0.52%*        3.68%*        4.43%*
 Portfolio turnover rate                           98%             0%          109%           93%
 Average commission rate                       $ 0.00         $ 0.00        $ 0.00        $ 0.00

---------------

+ The information contained in the above table is based on actual expenses for each period, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Funds' expense and net investment income ratios would have been:

  Ratio of expenses to average net assets         1.26%*        3.41%*        1.22%*        1.42%*
  Ratio of net investment income to average
  net assets                                      2.65%*       (2.39%)*       2.96%*        3.51%*

 * Annualized
 ++ Period from November 1, 1996 through April 30, 1997.
 ++++ Period from October 16, 1996 (commencement of operations) through October
      31, 1996.
++++++ Period from November 18, 1996 (commencement of operations) through April
       30, 1997.

                                                KEEP YOUR
                                                MONEY WORKING
                                                HARDER!
                                                ----------------------------
                                                USE THIS ENVELOPE TO EASILY
                                                ADD TO YOUR SCHWAB FUNDS.
CHARLES SCHWAB

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWABFUNDS(R) INVESTMENT.

Now, you can add to your account by using this convenient Schwab investment envelope. It's a simple, easy way to increase your investment. You can also have money transferred to your fund directly from your bank account or payroll check using Schwab's free Automatic Investment Plan (AIP). If you'd like more information on AIP, just check the appropriate box on the coupon. We'll send you everything you need to get started.

DON'T DELAY. USE THIS CONVENIENT INVESTMENT ENVELOPE AND SEND YOUR CHECK TODAY!

THE AUTOMATIC INVESTMENT PLAN DOES NOT INSURE PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS.

--------------------------------------------------------------------------------
                               PLEASE DETACH HERE

SCHWABFUNDS(R)
INVESTMENT COUPON
--------------------------------------------------------------------------------
Please enclose your check and this completed investment coupon in the attached postage-paid envelope.

________________________________________________________________________________
NAME

$_______________________________________________________________________________
AMOUNT OF INVESTMENT

________________________________________________________________________________
SIGNATURE

[ ] Check here if you would like more investment coupons for future use.

[ ] Check here if you would like more information on Schwab's Automatic
    Investment Plan (AIP).


                             __________-__________
                             SCHWAB ACCOUNT NUMBER

Please indicate to which SchwabFund your investment should go:

[ ] Schwab S&P 500 Fund
[ ] Schwab Small-Cap Index Fund(R)
[ ] Schwab International Index Fund(R)
[ ] Schwab Analytics Fund(TM)
[ ] Schwab OneSource Portfolios - International
[ ] Schwab OneSource Portfolios - Growth Allocation
[ ] Schwab OneSource Portfolios - Balanced Allocation
[ ] Schwab Asset Director(R) - High Growth Fund
[ ] Schwab Asset Director(R) - Balanced Growth Fund
[ ] Schwab Asset Director(R) - Conservative Growth Fund

IF NO FUND IS INDICATED, YOUR INVESTMENT WILL GO INTO THE SWEEP ACCOUNT YOU'VE DESIGNATED.

*This envelope may not be used for initial investments. Subsequent investment minimum is $100.

(C) 1997 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE Printed on recycled paper. TF4794C(5/97) CRS 20061

(LIFT HERE FOR MORE INFORMATION)

CHARLES SCHWAB

JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWABFUNDS(R) ACCOUNT:

1. Fill out the Schwab investment coupon completely, including your name, account number, amount of your check and signature. Please use one coupon for each account.

2. Make your check payable to CHARLES SCHWAB & CO., INC., and enclose your check with the completed coupon in this postage-paid envelope.

3. Then just drop your SchwabFunds investment envelope in the mail today - and start putting your money to work. If you have any questions, don't hesitate to call 1-800-2 NO-LOAD.


This envelope is intended for shareholders who have already received a current SchwabFunds prospectus.

ATTN: Dept. AIP333-4                                       NO POSTAGE
                                                          NECESSARY IF
                                                         MAILED IN THE
               BUSINESS REPLY MAIL                       UNITED STATES
FIRST-CLASS MAIL   PERMIT NO. 18125    SAN FRANCISCO, CA
       POSTAGE WILL BE PAID BY ADDRESSEE

        CHARLES SCHWAB & CO INC
        PO BOX 7778
        SAN FRANCISCO  CA 94120-9419

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS

                  Schwab Asset Director(R) -- High Growth Fund
                  Schwab Asset Director -- Balanced Growth Fund
                Schwab Asset Director -- Conservative Growth Fund Schwab OneSource Portfolios -- Growth Allocation
               Schwab OneSource Portfolios -- Balanced Allocation

                               SCHWAB STOCK FUNDS

                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                       Schwab International Index Fund(R)
                  Schwab OneSource Portfolios -- International

                                SCHWAB BOND FUNDS

        Schwab Government Bond Funds -- Long-Term and Short/Intermediate
         Schwab Tax-Free Bond Funds -- Long-Term and Short/Intermediate Schwab California Tax-Free Bond Funds -- Long-Term and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-2 NO-LOAD for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.


*Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

SCHWABFUNDS                                                     ==============
FAMILY(R)                                                         BULK RATE
101 Montgomery Street                                           U.S. POSTAGE
San Francisco, California 94104                                      PAID
                                                                CHARLES SCHWAB
                                                                ==============





INVESTMENT ADVISOR

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR

Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

TF4733R(5/97) CRS 20064 Printed on recycled paper.